Income tax	12 Months Ended
Dec. 31, 2019
Income tax
Income tax

12. Income tax

Under the current laws of the Cayman Islands, the Company incorporated in the Cayman Islands is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Under the Hong Kong Inland Revenue Ordinance, the Company’s subsidiaries incorporated in Hong Kong are subject to 16.5% Hong Kong profit tax on its taxable income generated from operations in Hong Kong. On April 1, 2018, a two-tiered profits tax regime was introduced. The profits tax rate for the first HK $2 million of profits of corporations is lowered to 8.25%, while profits above that amount continue to be subject to the tax rate of 16.5%.

Under the Law of the People’s Republic of China on Enterprise Income Tax (‘‘EIT Law’’), the Group’s subsidiaries and VIE domiciled in the PRC are subject to 25% statutory rate. According to Guoshuihan 2009 No. 203, if an entity is certified as an “High and New Technology Enterprise,” it is entitled to a preferential income tax rate of 15%. VIE obtained the certificate of “High and New Technology Enterprise” in 2017 and the provision for PRC corporate income tax for VIE is calculated by applying the income tax rate of 15% for the year ended December 31, 2017, 2018 and 2019. A subsidiary obtained the certificate of “High and New Technology Enterprise” in 2018 and the provision for PRC corporate income tax for the subsidiary is calculated by applying the income tax rate of 15% for the year ended December 31, 2018 and 2019.

The current and deferred portion of income tax expenses included in the consolidated statements of operations, which were substantially attributable to the Group’s PRC subsidiaries are as follows:

	For Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Current tax	57,642	87,897	87,930
Deferred tax	(3,391)	(22,944)	(16,786)

Income tax expense	54,251	64,953	71,144

Reconciliation of the differences between the PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2017, 2018 and 2019 are as follows:

	For Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Statutory income tax rate	25.00%	25.00%	25.00%
Non-deductible share-based compensation	5.50%	5.65%	5.40%
Effect on tax rates in different tax jurisdiction	(1.91)%	(1.62)%	(0.77)%
Effect of preferential tax rate on assessable profits/losses of subsidiary incorporated in the PRC	(2.24)%	2.72%	(1.29)%
Tax incentives relating to research and development expenditure	(5.16)%	(12.45)%	(12.22)%
Other non-deductible expenses	0.09%	0.05%	1.37%
Changes in valuation allowance	(0.78)%	—%	2.94%

Effective income tax rate	20.50%	19.35%	20.43%

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2018	2019
	RMB	RMB
Deferred tax assets:
Logistics expenses accruals	540	1,462
Inventory write-down	10,904	18,279
Allowance for other investments	1,557	2,563
Promotion expenses accruals	253	81
Salary and welfare payable	3,678	2,325
Professional fee accruals	1,289	1,774
Marketing expenses accruals	815	1,560
Allowance for doubtful accounts	379	2,621
Provision for compensation	—	5,319
Other accruals	2,108	1,201
Net operating loss carry forward	22,872	33,839

Less: valuation allowance	(6,314)	(16,547)

Deferred tax assets, net	38,081	54,477

Deferred tax liabilities:
Identifiable intangible assets	(3,319)	(2,929)

Deferred tax liabilities	(3,319)	(2,929)

The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more likely than not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses. The Group provided a valuation allowance for the deferred tax assets relating to the future benefit of net operating loss carry forwards and other deferred tax assets of certain subsidiaries as of December 31, 2018 and 2019, respectively, as management is not able to conclude that the future realization of such deferred tax assets are more likely than not. The amount of tax loss carried forward was RMB145,766 and RMB217,264 as of December 31, 2018 and 2019, respectively, for the Group’s certain subsidiaries.

Movement of the valuation allowance is as follows:

	For Year Ended December 31,
	2018	2019
	RMB	RMB
Balance as of January 1	6,325	6,314
Addition	—	10,233
Reversal	(11)	—

Balance as of December 31	6,314	16,547

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC should be treated as residents for EIT Law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%. The Group is not subject to any other uncertain tax position.

As of December 31, 2018 and 2019, retained earnings of Company’s subsidiaries and VIE located in PRC were RMB508,746 and RMB755,854, respectively. The Company’s PRC subsidiaries’ retained earnings have been and would be permanently reinvested to the PRC subsidiaries. Therefore, no deferred tax liability upon dividend withholding tax was accrued.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a consolidated VIE. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax free and the enterprise expects that it will ultimately use that means. The Group completed its feasibility analysis on a method, which the Group will ultimately execute if necessary to repatriate the undistributed earnings of the VIE without significant tax costs. As such, the Group does not accrue deferred tax liabilities on the earnings of the VIE given that the Group will ultimately use the means.